INVESTMENT IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2024
Investments in and Advances to Affiliates [Abstract]
Schedule of Investment in Affiliates
	December 31,
	2024	2023
Balance sheets:
Current assets	$3,512	$2,048
Non-current assets	1,093	922
Current liabilities	1,721	1,395

	Year ended December 31,
	2024	2023	2022
Statements of operation:
Revenues	$3,366	$2,702	$1,277
Gross profit (loss)	2,095	1,739	605
Net income (loss)	1,414	987	365
Net income (losses) attributable to the Company	809	503	184